Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted-average remaining amortization period of intangible assets			17 months		20 months
Amortization expense	$ 305	$ 1,100	$ 611	$ 2,600	$ 3,200	$ 6,500	$ 7,000